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invesco.com/ETFs
April 26, 2022
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:	Invesco Actively Managed Exchange-Traded Commodity Fund Trust
1933 Act Registration No. 333-193135
1940 Act Registration No. 811-22927

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of Invesco Actively Managed Exchange-Traded Commodity Fund Trust (the “Trust”) that the Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act does not differ from the document in Post-Effective Amendment No. 92 to the Trust’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 92 is the most recent Amendment to the Trust’s Registration Statement which was filed electronically with the Securities and Exchange Commission on April 20, 2022.
Please direct any comments or questions with respect to the Amendment to me at 630-684-6075 or michael.murphy2@invesco.com.
Very truly yours,
/s/ Michael Murphy
Michael Murphy
Senior Counsel